Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (638)	$ 1,446	$ 6,246
Active management horizon of assessment	12 months	12 months	12 months
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 1,127	$ 1,132	$ 3,850
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	927	679	(3,834)
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(2,692)	(365)	6,230
Gas & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	39	2,347	6,383	$ (1,928)
Gas & Power activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	1,054	1,034	3,716
Gas & Power activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	1,677	1,678	(3,563)
Gas & Power activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(2,692)	(365)	6,230
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(677)	(901)	(137)	$ (310)
Crude oil, petroleum products and freight rates activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	73	98	134
Crude oil, petroleum products and freight rates activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (750)	$ (999)	$ (271)